Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000705318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2022
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMF Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The objective of income is secondary.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of portfolio management. Portfolio management looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, portfolio management considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share. Portfolio management uses models that quantify, and rank stocks based on their underlying financial data and blend this analysis with fundamental, bottom-up analysis from one or more investment analysts. This blending of quantitative and fundamental analysis allows portfolio management to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts to provide investment considerations which may not be observable from a company’s financial information.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large-capitalization companies to be those with market capitalizations in excess of $10 billion or in the range of those market capitalizations of companies included in the S&P 500 Index at the time of purchase. The capitalization range of the companies that are components of the S&P 500 Index was between $3 billion and $2.2 trillion as of September 30, 2022. The average market cap of index components was $63.1 billion. It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies.  Although the Fund can invest in stocks of any sector, the Fund, subject to its investment policies, may at times have significant investments in one or more sectors. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield, and total return are:

Company Risk	The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk

The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives. The Fund’s strategy relies heavily on quantitative models to construct the Fund’s portfolio. Relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that portfolio management may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Market Risk	The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, geopolitical risks, market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk	The Fund invests in a diversified portfolio of common stocks of large-capitalization U.S. companies that meet the quality criteria of portfolio management. If large-capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors and its performance may suffer if those sectors underperform the overall stock market.

Sector Risk	Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors.

Redemption Risk

The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions, such as those caused by Russia's recent military incursions in Ukraine and the COVID-19 pandemic, could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Cybersecurity Risk	The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions), may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, sub-advisers, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-247-9780
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class AMF shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.44% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -21.38% (quarter ended March 31, 2020). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2022 was -22.28%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis for Class AMF shares and on a before-tax basis for Class H shares. After-tax returns for Class H shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Large Cap Equity Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	16.55%	[1]
Large Cap Equity Fund | Class AMF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2012	rr_AnnualReturn2012	10.75%
Annual Return 2013	rr_AnnualReturn2013	29.19%
Annual Return 2014	rr_AnnualReturn2014	7.67%
Annual Return 2015	rr_AnnualReturn2015	(2.83%)
Annual Return 2016	rr_AnnualReturn2016	14.90%
Annual Return 2017	rr_AnnualReturn2017	20.55%
Annual Return 2018	rr_AnnualReturn2018	(6.38%)
Annual Return 2019	rr_AnnualReturn2019	26.47%
Annual Return 2020	rr_AnnualReturn2020	11.89%
Annual Return 2021	rr_AnnualReturn2021	32.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.38%)
1 Year	rr_AverageAnnualReturnYear01	32.97%
5 Years	rr_AverageAnnualReturnYear05	16.26%
10 Years	rr_AverageAnnualReturnYear10	13.83%
Large Cap Equity Fund | Class AMF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.28%
5 Years	rr_AverageAnnualReturnYear05	13.69%
10 Years	rr_AverageAnnualReturnYear10	11.23%
Large Cap Equity Fund | Class AMF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.60%
5 Years	rr_AverageAnnualReturnYear05	12.29%
10 Years	rr_AverageAnnualReturnYear10	10.60%
Large Cap Equity Fund | Class H Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICHX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	33.25%
5 Years	rr_AverageAnnualReturnYear05	16.48%
10 Years	rr_AverageAnnualReturnYear10	14.02%
AAAMCO Ultrashort Financing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AAAMCO Ultrashort Financing Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as bid-ask spreads and commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. However, since some of the Fund’s repurchase agreement investments do not result in transaction costs, and are short term in nature, a higher turnover rate may not be indicative of higher trading costs and/or higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of repurchase agreements.

Fund Investments

Repurchase agreements, or “repos”, are short term transactions in which the Fund purchases a security and simultaneously agrees to sell it back to the same counterparty at a later date. The difference in the purchase price and the sale price represents the return on the transaction for the Fund. The Fund will always require the counterparty to deliver eligible securities as defined in the repurchase agreement to the Fund with a market value that is greater than the sale price as collateral in exchange for the funds advanced by the Fund at the outset of the transaction. This collateral seeks to provide the Fund protection should the counterparty not perform based on the terms of the repurchase agreement. The percentage difference between the value of the securities received in the transaction and the purchase price is known as the “haircut”. Additionally, the Fund will continue to monitor the market value of the securities collateral to seek to maintain the appropriate haircut. For example, if the market value of the securities collateral declines by more than a pre-determined threshold amount, the Fund will require the counterparty to immediately deliver more eligible securities or cash to maintain the agreed upon haircut.

The Fund may enter into repurchase agreements with a broad variety of counterparties including, but not limited to, financial institutions, broker/dealers, insurance companies, mortgage bankers, real estate investment trusts (REITs), investment companies and private funds. All counterparties must meet the Adviser’s credit guidelines. The Fund will limit the collateral backing repurchase agreements to financial obligations and fixed income securities issued by the U.S. Government and U.S. Government agencies. In addition, the Fund will seek to invest in repurchase agreements consistent with the rules and regulations outlined in the U.S. Code of Federal Regulations by federal banking regulators for national banks and federal credit unions. The Fund’s custodian will hold the securities collateral, although the Fund may engage with a variety of additional qualified custodians for specific transactions when the additional qualified custodian has been approved by the Board of Trustees of the Trust.

The Fund may also enter into dollar roll transactions with approved counterparties. Dollar roll transactions are short term (usually 30 days) financings in which the Fund purchases and simultaneously sells (for a future settlement date) agency mortgage-backed security pools. Dollar rolls are similar to repurchase agreements with the key difference being that the Fund is not required to return the exact same securities that were delivered by the borrower. Instead, the Fund must return similar pools with minimum qualifications usually including the issuer, coupon rate, and original maturity of the pools.

The Fund may invest in reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund’s investment in reverse repurchase agreements may not exceed 33 1/3% of the Fund’s total assets.

Under normal market conditions, the Fund is allowed to hold up to 10% of its total net assets directly in short-term U.S. Government and U.S. Government agency securities to serve as an additional source of immediate liquidity. These securities will include U.S. Treasury Bills and Notes, government agency discount notes, and other short maturity U.S. Government and U.S. Government agency fixed income and mortgage-backed securities that meet the investment criteria for the Fund. These securities will be held primarily to manage the regular subscriptions and redemptions in the Fund, effectively providing a buffer against net redemptions in the Fund and to provide additional cash should new repurchase agreement opportunities arise.

Under normal market and interest rate conditions, the Fund will target an effective duration less than the duration of a 1-month U.S. Treasury Bill with a maximum duration of a 3-month U.S. Treasury Bill.

The Fund will seek to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. Nationally chartered banks and federal credit unions should consult with their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. The Fund also encourages state chartered commercial banks to consult their legal counsel regarding whether shares of the Fund are a permissible investment under their state law.

The Fund is not a money market fund and its share price may fluctuate. The Fund is not required to follow the portfolio quality and risk diversification or other risk limiting provisions required of money market funds pursuant to Rule 2a-7 and does not qualify for the simplified net asset value method of tax accounting. Unlike a money market fund, the Fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification, and liquidity. Because of this, the fund may have exposures to these risks that are different from, and in some cases higher than, a money market fund (see the “Principal Risks” section). The Fund expects to enter into repurchase agreements with counterparties, such as broker/dealers, REITs, investment companies and private funds, that are not typically used by money market funds. The Fund may not invest more than 15% of its net assets in illiquid securities. An “illiquid security” is any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid.

Investment Process

The investment process is structured to provide a robust oversight structure for the investment strategies pursued by the Adviser. The Adviser’s portfolio management team is responsible for sourcing borrowers seeking repurchase agreement financing. The Adviser maintains a credit committee (the “Adviser’s Credit Committee”) composed of individuals with extensive backgrounds in evaluating counterparty credit, risk management, analyzing fixed income securities, and structuring repurchase and financing agreements. The Adviser’s Credit Committee is tasked with reviewing the terms under which the Adviser’s portfolio management team may engage the Fund with specific counterparties and includes members that are not part of the portfolio management team. Based on the due diligence deliverables developed by the Adviser’s Credit Committee, the Adviser’s portfolio management team will present counterparties to the Adviser’s Credit Committee for approval.

The Adviser’s Credit Committee will approve all counterparties for repurchase agreements, taking into consideration the creditworthiness of the counterparty as well as the securities used as collateral for the repurchase agreement, the haircut applied to the collateral, and the legal terms and conditions of the legal documents governing the repurchase agreement.

Once a counterparty has been approved and a repurchase agreement funded, the Adviser’s portfolio management team will then be responsible for the oversight of the counterparty and all transactions associated with that counterparty. The Fund’s sub-adviser will develop risk management analytics that will be utilized by the Adviser’s portfolio management team to oversee outstanding repurchase agreements and to seek to insure that the value of the collateral is sufficient according to the terms of each repurchase agreement.

All counterparties will be reviewed regularly at a Credit Committee meeting, which is held at least once every quarter, to confirm that the credit and financial terms under which they were approved remain in place and all outstanding repurchase agreements are reviewed daily to verify that the transaction is properly collateralized. Members of the Fund’s sub-adviser will also present to the Credit Committee to review the compliance with the terms of each repurchase agreement.

For securities purchased in lieu of repurchase agreements, the Adviser’s portfolio management team is responsible for selecting these investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield, and total return, are:

Repurchase Agreement and Counterparty Risk	Repurchase agreements and dollar rolls are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security (or, in the case of a dollar roll, similar securities) back at a mutually agreed-upon time and price. Repurchase agreements and dollar rolls expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

Credit Risk	If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract, including dollar rolls, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk also arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.

Fixed Income Risk	The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. During periods of sustained rising rates, fixed income risks will be amplified. On the other hand, if rates fall, the value of the fixed income securities generally increases. An investment in the Fund will decline in value if the value of the Fund’s investments decrease. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated but may affect the value of an investment in the Fund.

Interest Rate Risk	Normally, the value of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

As of the date of this Prospectus, the United States is experiencing a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

Government Agency Risk	Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and repayment of principal when held to maturity and not as to market value. Changes in government policies with respect to U.S. Government agencies, including the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) could have adverse impacts on the Fund. See “U.S. Government Securities” under Additional Information Regarding Investment Strategies for further information.

Liquidity Risk	Trading opportunities are more limited for certain securities that have complex terms or that are not widely held. Some large broker-dealer counterparties have limited the number of trading counterparties with whom they will engage. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid. The Fund must limit its investment in repurchase agreements with a maturity of greater than 7 days or other illiquid securities to no more than 15% of the Fund’s net assets. An “illiquid security” is any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Management Risk	The Fund is subject to management risk. The Adviser will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk	The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, geopolitical risks, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces, or other conditions) or issuer-specific risks.

Share Ownership Concentration Risk	To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that large redemptions by these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times). Further, large redemptions may result in increased transaction costs, increased Fund expense ratios, and adverse effects to the Fund’s net asset value, liquidity, and performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Conversely, to the extent the Fund experiences large purchases by investors or shareholders, such purchases could cause the Fund to maintain larger-than-expected cash positions pending acquisition of investments, which could negatively impact Fund performance.

Redemption Risk	The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Regulatory Risk	Since many of the shareholders of the Fund are depositories, the Fund seeks to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. The qualification of the Fund as an investment without statutory limitation for financial institutions is subject to the Fund’s Adviser actively monitoring these regulatory changes and updating its investment guidelines and processes as necessary.

Valuation Risk	The Fund will obtain third party market valuations for all securities (other than repurchase agreements, which are valued at amortized cost) owned by the Fund or used as collateral in repurchase agreements. In certain circumstances, the Adviser will seek outside confirmation of market values from broker/ dealers which it believes to be market-makers in the securities in question. This process will be used when the Adviser believes that the third party valuation does not adequately represent the market value of the securities in question. Fair value pricing, if used, is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the market or fair value price used to calculate the Fund’s net asset value, or that the market or fair value price used to value the collateral held in a repurchase agreement represents the price at which the collateral can be liquidated. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions, such as those caused by Russia's recent military incursions in Ukraine and the COVID-19 pandemic, could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Cybersecurity Risk	The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions), may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, sub-advisers, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-247-9780
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for the Year Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Total Returns The bar chart below provides an illustration of the Fund’s performance for Class Y shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.67% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.07% (quarter ended June 30, 2021). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2022 was 0.91%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis for Class Y shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

AAAMCO Ultrashort Financing Fund | U.S.Secured Overnight Financing Rate
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.04%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017	[2]
AAAMCO Ultrashort Financing Fund | CLASS Y SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 495
Annual Return 2018	rr_AnnualReturn2018	2.27%
Annual Return 2019	rr_AnnualReturn2019	2.45%
Annual Return 2020	rr_AnnualReturn2020	0.71%
Annual Return 2021	rr_AnnualReturn2021	0.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.07%
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
AAAMCO Ultrashort Financing Fund | CLASS Y SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
AAAMCO Ultrashort Financing Fund | CLASS Y SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017
AAAMCO Ultrashort Financing Fund | CLASS I SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REPOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 614
1 Year	rr_AverageAnnualReturnYear01	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2017

[1]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.
[2]	The U.S. Secured Overnight Financing Rate is a secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
[3]	Ultrashort Financing Fund commenced operations on June 6, 2017.
[4]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the investment advisory agreement.